Summary of Significant Accounting Policies - Prepaids and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Prepaids and other current assets	$ 5,906	$ 15,806
Prepaid expenses	3,400	13,500
Deferred commissions	1,800	1,800
Other receivables	$ 700	500
MARIADB CORPORATION AB [Member]
Prepaids and other current assets		15,806	$ 4,676
Prepaid expenses		13,500	2,300
Deferred commissions		1,800	2,300
Other receivables		$ 500	$ 100